Segments - Long-lived Assets by Geographic Areas (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Jack-up drilling rigs, net	$ 2,742.7	$ 2,823.2	$ 2,578.3
The Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Jack-up drilling rigs, net	940.8	961.0
Southeast Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Jack-up drilling rigs, net	782.3	809.9
West Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Jack-up drilling rigs, net	421.1	434.8
Middle East and North Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Jack-up drilling rigs, net	511.0	366.6
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Jack-up drilling rigs, net	$ 87.5	$ 250.9